Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Nov. 29, 2018
Document Effective Date	Nov. 29, 2018
Prospectus Date	Nov. 29, 2018
Baillie Gifford The Multi Asset Fund | Class K
Prospectus:
Trading Symbol	BGBKK
Baillie Gifford The Multi Asset Fund | Institutional Class
Prospectus:
Trading Symbol	BGBIX